Stock-Based Compensation - Schedule of Activities of RSUs (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	5 Months Ended	6 Months Ended
	Dec. 30, 2024	Jun. 30, 2025
Time Vesting Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Units, Unvested Beginning Balance
Weighted Average Grant Date Value, Unvested Beginning Balance
Number of Units, Granted	950	564
Weighted Average Grant Date Fair Value, Granted	$ 10	$ 9.19
Number of Units, Forfeited		(150)
Weighted Average Grant Date Fair Value, Forfeited	$ 10	$ 9.79
Number of Units, Units Vested	(123)
Weighted Average Grant Date Fair Value, Units Vested
Number of Units, Unvested Ending Balance	827	1,241
Weighted Average Grant Date Value, Unvested Beginning Balance	$ 10	$ 9.66
Market Vesting Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Units, Unvested Beginning Balance
Weighted Average Grant Date Value, Unvested Beginning Balance
Number of Units, Granted	900
Weighted Average Grant Date Fair Value, Granted	$ 5.35
Number of Units, Forfeited		(110)
Weighted Average Grant Date Fair Value, Forfeited	$ 5.35	$ 5.35
Number of Units, Units Vested	(123)
Weighted Average Grant Date Fair Value, Units Vested
Number of Units, Unvested Ending Balance	777	667
Weighted Average Grant Date Value, Unvested Beginning Balance	$ 5.35	$ 5.35
Performance Vesting
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Units, Unvested Beginning Balance
Weighted Average Grant Date Value, Unvested Beginning Balance
Number of Units, Granted		1,103
Weighted Average Grant Date Fair Value, Granted		$ 9.19
Number of Units, Forfeited		(79)
Weighted Average Grant Date Fair Value, Forfeited		$ 9.19
Number of Units, Units Vested
Weighted Average Grant Date Fair Value, Units Vested
Number of Units, Unvested Ending Balance		1,024
Weighted Average Grant Date Value, Unvested Beginning Balance		$ 9.19